Contribution of Segments to Overall Profitability (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net (income) loss attributable to noncontrolling interests	$ (53)		$ (63)	[1]	$ (1)	[1]
Total fee and other revenue	11,696	[2]	10,891	[3]	4,739
Average assets of discontinued operations			404		2,188
Consolidated average assets, including discontinued operations			237,840		212,127
Investment Management Funds
Segment Reporting Information [Line Items]
Income of consolidated investment management funds	200		226	[1]
Net (income) loss attributable to noncontrolling interests	(50)		(59)	[1]
Total fee and other revenue	$ 150		$ 167

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.